SCHEDULE OF PROVISIONS (Details) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	7.00%
Employee turnover rate	4.00%	22.00%
Actuarial assumption of expected rates of salary increases	3.75%
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Undiscounted amount of obligations	$ 2.0
Post-employment medical defined benefit plans [member] | Platosa Mine [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	668.00%
Undiscounted amount of obligations	$ 1.0
Post-employment medical defined benefit plans [member] | Miguel Auza [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	719.00%
Undiscounted amount of obligations	$ 1.0